Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Canaan Inc.
Entity Central Index Key	0001780652
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Shell Company	false
Document Shell Company Report	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity File Number	001-39127
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1-2/F, QianFang Science Building C
Entity Address, Address Line Two	Building No. 27, Zhongguancun Software Park (Phase I)
Entity Address, Address Line Three	No. 8 Dongbeiwang West Road
Entity Address, City or Town	Haidian District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100193
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	false
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,060,597,778
Title of each class	Class A ordinary shares, par value US$0.00000005 per share*
Name of each exchange on which registered	NASDAQ
No Trading Symbol Flag	true
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	311,624,444
American Depositary Shares
Document Information [Line Items]
Title of each class	American Depositary Shares, each representing 15 Class A ordinary share
Trading Symbol	CAN
Name of each exchange on which registered	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1-2/F, QianFang Science Building C
Entity Address, Address Line Two	Building No. 27, Zhongguancun Software Park (Phase I)
Entity Address, Address Line Three	No. 8 Dongbeiwang West Road
Entity Address, City or Town	Haidian District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100193
Contact Personnel Name	Tong He, Director of Finance
City Area Code	+86-010
Local Phone Number	5874-1858
Contact Personnel Email Address	IR@canaan-creative.com